SP Funds S&P Global REIT Sharia ETF

Schedule of Investments

August 31, 2024 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Private Equity - 0.1%
Servet Gayrimenkul Yatirim Ortakligi AS (a)	5,680	$51,851
Ziraat Gayrimenkul Yatirim Ortakligi AS	487,198	88,806
		140,657

Real Estate Management & Services - 0.5%
HMC Capital Ltd.	133,446	765,994

REITs - Apartments - 25.2%(b)
Asce Gayrimenkul Yatirim Ortakligi AS	100,805	35,448
AvalonBay Communities, Inc.	63,377	14,306,090
Camden Property Trust	56,098	7,023,470
Equity Residential	94,435	7,071,293
Mid-America Apartment Communities, Inc.	43,828	7,116,352
		35,552,653

REITs - Diversified - 23.3%
Alexander & Baldwin, Inc.	39,490	781,507
Arena REIT	194,781	525,992
Avrupakent Gayrimenkul Yatirim Ortakligi AS	45,890	59,618
Axis Real Estate Investment Trust	860,502	358,335
Charter Hall Group	258,595	2,542,367
Equinix, Inc.	20,758	17,319,645
IMPACT Growth Real Estate Investment Trust	357,137	126,626
Kizilbuk Gayrimenkul Yatirim Ortakligi AS (a)	57,361	40,880
MREIT, Inc.	508,797	118,342
Ozak Gayrimenkul Yatirim Ortakligi (a)	214,766	63,481
PotlatchDeltic Corp.	43,251	1,879,688
Rayonier, Inc.	74,508	2,295,591
RL Commercial REIT, Inc.	1,952,118	201,296
Torunlar Gayrimenkul Yatirim Ortakligi AS	81,947	115,217
Weyerhaeuser Co.	212,337	6,474,155
		32,902,740

REITs - Health Care - 0.4%
Parkway Life Real Estate Investment Trust	211,472	608,401

REITs - Manufactured Homes - 4.8%
Equity LifeStyle Properties, Inc.	93,555	6,802,384

REITs - Regional Malls - 0.3%
IGB Real Estate Investment Trust	888,630	404,997

REITs - Shopping Centers - 0.2%
Lotus’s Retail Growth Freehold And Leasehold Property Fund	857,387	339,459

REITs - Storage - 4.5%
CubeSmart	122,380	6,342,956

REITs - Warehouse & Industry - 40.4%(b)
BWP Trust	297,107	729,745
EastGroup Properties, Inc.	26,143	4,873,055
First Industrial Realty Trust, Inc.	71,990	4,083,993
Goodman Group	751,277	17,025,357
Innovative Industrial Properties, Inc.	15,038	1,868,922

Prologis Property Mexico SA de CV	510,267	1,625,779
Prologis, Inc.	134,814	17,231,925
Rexford Industrial Realty, Inc.	118,254	6,021,494
Terreno Realty Corp.	52,604	3,631,780
		57,092,050
TOTAL COMMON STOCKS (Cost $124,329,590)		140,952,291

TOTAL INVESTMENTS - 99.7% (Cost $124,329,590)		140,952,291
Other Assets in Excess of Liabilities - 0.3%		363,553
TOTAL NET ASSETS - 100.0%		$141,315,844

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust
SA - Sociedad Anónima
SA de CV – Sociedad Anónima de Capital Variable

(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

Summary of Fair Value Exposure at August 31, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2024:

SP Funds S&P Global REIT Sharia ETF

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$140,952,291	$—	$—	$140,952,291
Total Assets	$140,952,291	$—	$—	$140,952,291

Refer to the Schedule of Investments for further disaggregation of investment categories.